Intangible land use rights, net	9 Months Ended
Mar. 31, 2012
Intangible Land Use Rights Disclosure [Abstract]
Intangible - land use rights, net

Note 11 – Intangible – land use rights, net

Land use rights, net, consisted of the following:

	March 31, 2012	June 30, 2011
Land use rights	$2,481,685	$2,425,247
Accumulated amortization	(568,719)	(505,260)
Total land use rights, net	$1,912,966	$1,919,987

Amortization expense for the three months ended March 31, 2012 and 2011 amounted to $17,267 and $16,480, respectively. Amortization for the nine months ended March 31, 2012 and 2011 amounted to $51,343 and $48,958, respectively.

Amortization expense for the next five years and thereafter is as follows:

Year ending June 30,	Amortization Expense
2012	$17,114
2013	68,457
2014	68,457
2015	68,457
2016	68,457
Thereafter	1,622,024
Total	$1,912,966